Related Party Transactions - Schedule of Other Assets and Liabilities with Related Parties (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Disclosure of transactions between related parties [line items]
Assets	$ 37,600,243	$ 44,546	$ 35,486,448
Derivative financial instruments	2,980,926		3,982,803
Other assets	810,521		542,633
LIABILITIES	34,275,022		33,103,113
Derivative financial instruments	2,925,587		3,673,591
Other liabilities	709,612		700,034
Related Parties 1 [Member]
Disclosure of transactions between related parties [line items]
Assets	109,292		34,416
Derivative financial instruments	109,194		33,875
Other assets	98		541
LIABILITIES	525,487		447,306
Derivative financial instruments	188,130		2,778
Current accounts and demand deposits	74,724		179,067
Time deposits and saving accounts	241,023		239,709
Other liabilities	$ 21,610		$ 25,752